Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member] lb in Thousands	Dec. 31, 2023 lb oz $ / OZ $ / lbs	Dec. 31, 2022 lb oz $ / OZ $ / lbs
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	111,069	79,833
Average YTD price ($/unit) | $ / lbs	3.87	3.8
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	50,563	22,079
Average YTD price ($/unit) | $ / OZ	2,072	1,823
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	205,579	71,809
Average YTD price ($/unit) | $ / OZ	23.94	23.91
Zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	16,416	18,145
Average YTD price ($/unit) | $ / lbs	1.2	1.35